American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2022

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 53.2%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	17,355,739	17,306,295
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	6,587,534	6,689,577
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	11,109,955	11,006,550
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	4,022,545	4,373,775
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	4,105,262	4,250,413
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	14,010,949	11,284,276
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	18,789,514	14,470,829
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	13,602,054	12,125,369
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	15,097,680	11,664,011
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	9,190,220	7,464,917
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	2,393,294	1,880,444
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,201,430	975,559
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	235,474	192,134
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	10,117,809	6,647,471
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	9,388,170	5,906,927
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	16,549,554	10,489,207
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	22,630,691	21,607,776
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	17,228,230	16,094,327
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	9,269,925	8,669,293
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	9,757,890	9,093,137
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,226,490	1,146,149
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	16,264,305	15,002,492
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	11,082,023	10,344,150
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	18,677,105	17,342,373
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	767,182	721,324
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	6,138,672	5,538,808
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	27,060,955	23,940,774
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	12,133,170	10,690,491
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	21,510,279	18,806,394
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	12,159,400	10,611,022
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	26,313,364	22,768,529
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/32	19,527,064	17,733,683
TOTAL U.S. TREASURY SECURITIES (Cost $394,116,123)		336,838,476
CORPORATE BONDS — 14.3%
Aerospace and Defense — 0.3%
Raytheon Technologies Corp., 4.125%, 11/16/28	1,790,000	1,673,933
Airlines†
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(2)	150,893	123,049
Automobiles — 0.5%
Honda Motor Co. Ltd., 2.27%, 3/10/25	2,340,000	2,204,883
Toyota Motor Credit Corp., 2.50%, 3/22/24	1,309,000	1,269,466
		3,474,349
Banks — 4.6%
Bank of America Corp., VRN, 3.38%, 4/2/26	760,000	718,278
Bank of America Corp., VRN, 3.42%, 12/20/28	1,449,000	1,288,473
Bank of America Corp., VRN, 2.88%, 10/22/30	777,000	638,005
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	377,000	312,304
Citigroup, Inc., VRN, 3.07%, 2/24/28	400,000	356,964
Citigroup, Inc., VRN, 3.52%, 10/27/28	446,000	398,694

Discover Bank, VRN, 4.68%, 8/9/28	2,545,000	2,441,188
DNB Bank ASA, VRN, 2.97%, 3/28/25(2)	1,535,000	1,481,598
FNB Corp., 2.20%, 2/24/23	3,810,000	3,757,673
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	1,917,000	1,812,336
HSBC Holdings PLC, VRN, 4.18%, 12/9/25	1,135,000	1,086,410
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	225,000	165,674
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	485,000	419,250
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	1,474,000	1,305,025
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,762,000	1,430,483
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,097,000	868,602
Lloyds Banking Group PLC, VRN, 2.91%, 11/7/23	1,250,000	1,247,150
Lloyds Banking Group PLC, VRN, 4.72%, 8/11/26	1,140,000	1,096,116
National Australia Bank Ltd., 2.33%, 8/21/30(2)	515,000	384,188
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	2,860,000	2,555,079
Royal Bank of Canada, 4.24%, 8/3/27	1,365,000	1,303,281
Swedbank AB, 3.36%, 4/4/25(2)	1,740,000	1,664,945
Toronto-Dominion Bank, 4.11%, 6/8/27	1,130,000	1,066,846
Toronto-Dominion Bank, 4.46%, 6/8/32	429,000	392,307
Wells Fargo & Co., VRN, 4.54%, 8/15/26	455,000	440,425
Wells Fargo & Co., VRN, 3.35%, 3/2/33	463,000	376,082
		29,007,376
Biotechnology — 0.2%
AbbVie, Inc., 2.95%, 11/21/26	1,200,000	1,100,563
Capital Markets — 1.1%
FS KKR Capital Corp., 4.25%, 2/14/25(2)	198,000	183,859
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,727,000	1,641,915
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	545,000	466,752
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	535,000	464,789
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	182,000	161,616
Golub Capital BDC, Inc., 2.50%, 8/24/26	277,000	232,520
Morgan Stanley, VRN, 0.53%, 1/25/24	1,938,000	1,906,728
Morgan Stanley, VRN, 0.79%, 5/30/25	755,000	695,359
Morgan Stanley, VRN, 2.48%, 9/16/36	270,000	193,871
UBS Group AG, VRN, 1.49%, 8/10/27(2)	1,343,000	1,129,835
		7,077,244
Consumer Finance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.15%, 10/29/23	1,008,000	958,109
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	176,000	160,948
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	1,086,000	1,084,812
BOC Aviation USA Corp., 1.625%, 4/29/24(2)	1,072,000	1,012,859
		3,216,728
Diversified Financial Services — 0.3%
Block Financial LLC, 3.875%, 8/15/30	800,000	684,294
Corebridge Financial, Inc., 3.85%, 4/5/29(2)	287,000	253,300
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	1,400,000	957,294
		1,894,888
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 4.35%, 3/1/29	2,709,000	2,535,454
AT&T, Inc., 4.50%, 5/15/35	419,000	363,744
AT&T, Inc., 4.90%, 8/15/37	719,000	639,039
AT&T, Inc., 4.55%, 3/9/49	662,000	530,653
AT&T, Inc., 3.55%, 9/15/55	380,000	250,401
Telefonica Emisiones SA, 4.90%, 3/6/48	510,000	372,656
Verizon Communications, Inc., 4.33%, 9/21/28	1,676,000	1,578,187

Verizon Communications, Inc., 4.27%, 1/15/36	605,000	517,581
		6,787,715
Electric Utilities — 0.5%
Duke Energy Florida LLC, 1.75%, 6/15/30	610,000	476,286
Duke Energy Progress LLC, 2.00%, 8/15/31	1,220,000	944,737
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	1,580,000	1,510,755
Wisconsin Power & Light Co., 3.95%, 9/1/32	663,000	600,209
		3,531,987
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27(2)	472,000	422,888
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.65%, 3/15/27	413,000	378,204
Broadstone Net Lease LLC, 2.60%, 9/15/31	280,000	206,532
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	367,000	266,968
SBA Tower Trust, 3.45%, 3/15/48(2)	1,647,000	1,632,162
		2,483,866
Food Products†
Mondelez International, Inc., 2.75%, 4/13/30	109,000	90,934
Health Care Providers and Services — 0.5%
CVS Health Corp., 1.30%, 8/21/27	1,220,000	1,017,937
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	381,795
Roche Holdings, Inc., 2.31%, 3/10/27(2)	1,930,000	1,736,046
		3,135,778
Household Durables — 0.2%
Lennar Corp., 4.75%, 5/30/25	1,310,000	1,291,461
Household Products — 0.3%
Colgate-Palmolive Co., 3.10%, 8/15/27	1,914,000	1,800,741
Insurance — 0.2%
Athene Global Funding, 1.99%, 8/19/28(2)	558,000	440,540
Sammons Financial Group, Inc., 4.75%, 4/8/32(2)	317,000	259,155
SBL Holdings, Inc., 5.125%, 11/13/26(2)	533,000	486,745
		1,186,440
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.50%, 8/15/27(2)	—	—
Meta Platforms, Inc., 3.85%, 8/15/32(2)	720,000	633,634
		633,634
IT Services — 0.1%
Global Payments, Inc., 3.75%, 6/1/23	320,000	317,189
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	3,930,000	3,658,010
Machinery — 0.5%
Caterpillar Financial Services Corp., 3.65%, 8/12/25	3,160,000	3,073,819
Media — 0.1%
Comcast Corp., 5.65%, 6/15/35	128,000	128,232
Comcast Corp., 6.50%, 11/15/35	236,000	252,291
Paramount Global, 4.95%, 1/15/31	380,000	335,808
		716,331
Multi-Utilities — 0.7%
Ameren Corp., 1.95%, 3/15/27	2,220,000	1,925,017
Ameren Illinois Co., 3.85%, 9/1/32	355,000	320,305
Dominion Energy, Inc., 1.45%, 4/15/26	2,050,000	1,802,310
Sempra Energy, 3.30%, 4/1/25	767,000	730,594
		4,778,226

Oil, Gas and Consumable Fuels — 0.1%
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	327,053
Petroleos Mexicanos, 6.70%, 2/16/32	425,000	298,839
		625,892
Pharmaceuticals — 0.2%
Zoetis, Inc., 2.00%, 5/15/30	1,580,000	1,256,905
Road and Rail — 0.3%
Canadian National Railway Co., 3.85%, 8/5/32	2,170,000	1,982,510
DAE Funding LLC, 1.55%, 8/1/24(2)	229,000	209,400
		2,191,910
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.20%, 8/12/61	848,000	530,563
Specialty Retail — 0.5%
Home Depot, Inc., 2.70%, 4/15/25	836,000	798,377
Lowe's Cos., Inc., 3.35%, 4/1/27	1,357,000	1,258,759
O'Reilly Automotive, Inc., 4.70%, 6/15/32	1,380,000	1,293,955
		3,351,091
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 6.02%, 6/15/26	690,000	693,476
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	560,000	459,232
TOTAL CORPORATE BONDS (Cost $98,990,100)		90,586,218
U.S. GOVERNMENT AGENCY SECURITIES — 8.1%
FHLMC, 6.25%, 7/15/32	15,050,000	17,524,983
FNMA, 6.625%, 11/15/30	27,000,000	31,552,600
Tennessee Valley Authority, Series B, 4.70%, 7/15/33	2,400,000	2,429,320
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $54,341,522)		51,506,903
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
Private Sponsor Collateralized Mortgage Obligations — 6.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	18,392	16,280
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	177,120	160,049
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	203,389	188,034
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	48,109	47,808
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)	357,347	342,613
Angel Oak Mortgage Trust, Series 2019-6, Class A3 SEQ, VRN, 2.93%, 11/25/59(2)	394,573	383,541
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	543,913	471,353
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	443,719	385,836
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 5.03%, (1-month LIBOR plus 1.95%), 7/25/29(2)	3,045,000	3,010,422
Bellemeade Re Ltd., Series 2021-2A, Class M1C, VRN, 4.13%, (30-day average SOFR plus 1.85%), 6/25/31(2)	3,200,000	2,968,800
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 3.28%, (30-day average SOFR plus 1.00%), 9/25/31(2)	2,121,357	2,091,221
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	101,021	95,005
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 3.48%, (30-day average SOFR plus 1.20%), 2/25/50(2)	604,027	575,644
CHNGE Mortgage Trust, Series 2022-3, Class A1 SEQ, VRN, 5.00%, 5/25/67(2)	945,077	906,740
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	246,013	224,060
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3 SEQ, VRN, 1.54%, 2/25/66(2)	490,238	427,335
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 SEQ, 2.86%, 5/25/65(2)	2,225,000	2,145,856
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	1,495,728	1,235,226
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	3,261,163	2,667,071
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	544,796	455,610
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.82%, 10/25/29(2)	680,240	642,143
JP Morgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	1,304,322	1,177,878
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(2)	613,713	541,038

New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 SEQ, VRN, 2.89%, 5/24/60(2)		2,090,000	1,848,076
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)		877,733	777,144
Sequoia Mortgage Trust, Series 2019-4, Class A7 SEQ, VRN, 3.50%, 11/25/49(2)		3,876,258	3,430,126
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)		2,446,638	2,113,689
SG Residential Mortgage Trust, Series 2021-1, Class A3 SEQ, VRN, 1.56%, 7/25/61(2)		1,238,374	1,021,269
STAR Trust, Series 2021-1, Class A1 SEQ, VRN, 1.22%, 5/25/65(2)		1,410,486	1,316,295
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)		3,765,000	3,747,062
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, 2.72%, 1/25/60(2)		1,468,875	1,421,056
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)		1,229,374	1,060,956
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)		1,556,106	1,265,596
Verus Securitization Trust, Series 2022-3, Class A3, VRN, 4.13%, 2/25/67(2)		3,452,628	3,180,541
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)		571,895	541,217
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		80,145	77,409
			42,959,999
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2014-C02, Class 2M2, VRN, 5.68%, (1-month LIBOR plus 2.60%), 5/25/24		460,062	459,032
FNMA, Series 2022-R03, Class 1M1, VRN, 4.38%, (30-day average SOFR plus 2.10%), 3/25/42(2)		1,067,265	1,055,226
			1,514,258
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,006,441)			44,474,257
COLLATERALIZED LOAN OBLIGATIONS — 5.3%
Ares XXXIX CLO Ltd., Series 2016-39A, Class BR2, VRN, 4.34%, (3-month LIBOR plus 1.60%), 4/18/31(2)		3,500,000	3,281,944
BDS Ltd., Series 2020-FL6, Class C, VRN, 4.65%, (30-day average SOFR plus 2.36%), 9/15/35(2)		2,384,500	2,308,158
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.73%, (3-month LIBOR plus 1.02%), 4/20/31(2)		1,750,000	1,703,602
BXMT Ltd., Series 2020-FL2, Class B, VRN, 4.44%, (1-month SOFR plus 1.51%), 2/15/38(2)		2,400,000	2,315,274
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 5.36%, (3-month LIBOR plus 2.60%), 4/22/32(2)		1,700,000	1,569,529
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		3,000,000	2,525,778
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.83%, (3-month LIBOR plus 1.12%), 7/20/31(2)		1,700,000	1,658,863
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.86%, (3-month LIBOR plus 1.15%), 7/20/31(2)		2,250,000	2,188,375
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(2)		2,200,000	2,104,093
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 3.91%, (3-month LIBOR plus 1.40%), 1/15/34(2)		2,600,000	2,456,116
Marathon CLO Ltd., Series 2021-17A, Class B2, 4.03%, 1/20/35(2)		3,000,000	2,400,895
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 4.44%, (1-month LIBOR plus 1.45%), 10/16/36(2)		812,000	777,340
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 3.87%, (3-month LIBOR plus 1.13%), 1/17/31(2)		1,250,000	1,229,604
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 4.51%, (3-month LIBOR plus 1.80%), 1/20/32(2)		1,800,000	1,691,089
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 5.32%, (1-month SOFR plus 2.30%), 6/17/37(2)		2,000,000	1,978,295
Stratus CLO Ltd., Series 2021-1A, Class A, VRN, 3.51%, (3-month LIBOR plus 0.80%), 12/29/29(2)		1,387,652	1,356,183
Wellfleet CLO Ltd., Series 2022-1A, Class B2, 4.78%, 4/15/34(2)		2,000,000	1,834,090
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $35,660,194)			33,379,228
ASSET-BACKED SECURITIES — 4.7%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)		3,600,000	3,008,339
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)		1,231,956	996,734
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		246,078	237,724
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(2)	CAD	2,950,000	1,973,304
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		$1,500,000	1,335,764
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(2)		1,399,751	1,251,991
Global SC Finance VII Srl, Series 2021-1A, Class A, SEQ, 1.86%, 4/17/41(2)		2,149,308	1,848,376
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)		1,082,156	936,613
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)		1,105,694	895,465
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)		722,188	633,764
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)		686,487	675,755
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)		1,171,286	1,094,784
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)		1,757,481	1,374,053

Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(2)	1,500,000	1,264,827
Progress Residential Trust, Series 2021-SFR2, Class C, 2.00%, 4/19/38(2)	7,625,000	6,484,649
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	800,000	668,420
ServiceMaster Funding LLC, Series 2020-1, Class A2I SEQ, 2.84%, 1/30/51(2)	1,846,875	1,512,335
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)	1,507,405	1,417,965
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)	2,523,618	2,342,633
TOTAL ASSET-BACKED SECURITIES (Cost $34,647,069)		29,953,495
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	2,113,000	1,582,961
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 4.82%, (1-month LIBOR plus 2.00%), 9/15/36(2)	1,900,000	1,758,090
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 5.22%, (1-month LIBOR plus 2.40%), 9/15/36(2)	2,200,000	2,030,520
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, VRN, 4.05%, (1-month LIBOR plus 1.23%), 5/15/36(2)	1,375,000	1,348,990
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 4.42%, (1-month LIBOR plus 1.60%), 5/15/36(2)	3,306,000	3,210,409
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 5.67%, (1-month LIBOR plus 2.85%), 7/15/38(2)	2,586,084	2,464,510
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(2)	3,055,000	2,985,480
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,599,576)		15,380,960
MUNICIPAL SECURITIES — 0.2%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $1,126,035)	1,120,000	882,384
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreements — 3.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $3,752,278), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $3,689,375)		3,688,496
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 7/31/28, valued at $18,819,022), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $18,454,536)		18,450,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,138,496)		22,138,496
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $706,625,556)		625,140,417
OTHER ASSETS AND LIABILITIES — 1.3%		8,216,687
TOTAL NET ASSETS — 100.0%		$633,357,104

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,106,258	CAD	2,746,719	Goldman Sachs & Co.	12/15/22	$117,357

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	166	December 2022	$18,602,375	$(633,566)
U.S. Treasury 5-Year Notes	102	December 2022	10,965,797	(233,918)
U.S. Treasury Ultra Bonds	3	December 2022	411,000	(38,349)
			$29,979,172	$(905,833)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.21%	1/19/24	$22,000,000	$575	$2,107,223	$2,107,798
CPURNSA	Receive	2.27%	1/26/24	$5,000,000	517	470,105	470,622
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	(654)	2,132,256	2,131,602
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(601)	1,441,042	1,440,441
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(601)	1,332,596	1,331,995
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(610)	1,451,168	1,450,558
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	612,581	613,105
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	555	881,341	881,896
CPURNSA	Receive	2.70%	8/27/26	$15,000,000	592	765,434	766,026
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	508,892	508,338
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	935,746	935,122
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	799,821	799,255
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	124,645	124,129
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(554)	626,377	625,823
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	532	533,004	533,536
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	586	1,273,391	1,273,977
CPURNSA	Receive	2.50%	9/3/31	$10,000,000	608	482,394	483,002
					$(791)	$16,478,016	$16,477,225

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(3)	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	$77,024
Bank of America N.A.(3)	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	377,010
Bank of America N.A.(3)	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	617,106
Bank of America N.A.(3)	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	158,135
Bank of America N.A.(3)	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	355,385
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	28,312
Barclays Bank PLC	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	220,332
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	258,760
Barclays Bank PLC	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	165,229
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(2,039,027)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(466,795)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	202,852
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	1,681,920
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	1,797,090
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	231,342
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	221,992
						$3,886,667
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,332,103.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $134,906,721, which represented 21.3% of total net assets.
(3)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,793,771.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	336,838,476	—
Corporate Bonds	—	90,586,218	—
U.S. Government Agency Securities	—	51,506,903	—
Collateralized Mortgage Obligations	—	44,474,257	—
Collateralized Loan Obligations	—	33,379,228	—
Asset-Backed Securities	—	29,953,495	—
Commercial Mortgage-Backed Securities	—	15,380,960	—
Municipal Securities	—	882,384	—
Short-Term Investments	—	22,138,496	—
	—	625,140,417	—
Other Financial Instruments
Swap Agreements	—	22,869,714	—
Forward Foreign Currency Exchange Contracts	—	117,357	—
	—	22,987,071	—
Liabilities
Other Financial Instruments
Futures Contracts	905,833	—	—
Swap Agreements	—	2,505,822	—
	905,833	2,505,822	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.